RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	121	[1]	61	[1]
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	60	[1]	219	[1]
Gains and losses on derivative instruments recognized in earnings (ineffective portion)	8		7
Cash Flow Hedges | Commodity contract | Power
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	117	[1]	83	[1]
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	40	[1],[2]	147	[1],[2]
Gains and losses on derivative instruments recognized in earnings (ineffective portion)	8		7
Cash Flow Hedges | Commodity contract | Gas
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(1)	[1]	(21)	[1]
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	4	[1],[2]	54	[1],[2]
Cash Flow Hedges | Foreign Exchange
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	5	[1]	(1)	[1]
Cash Flow Hedges | Interest
Components of OCI related to derivatives
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	16	[1]	18	[1]

[1]	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI.
[2]	Reported within Energy Revenues on the Consolidated Statement of Income.